Note 7 - Pension, Post-Retirement and Post-Employment Plans (Details) - Major Categories of Assets in Company’s Defined Benefit Pension Plans (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Asset Category
Major categories of assets	$ 228.5	$ 215.2
Fair Value, Inputs, Level 1 [Member]
Asset Category
Major categories of assets	57.9	47.6
Fair Value, Inputs, Level 2 [Member]
Asset Category
Major categories of assets	87.4	167.6
Fair Value, Inputs, Level 3 [Member]
Asset Category
Major categories of assets	83.2
Private Equity Funds, Domestic [Member]
Asset Category
Major categories of assets	28.9	23.2
Private Equity Funds, Domestic [Member] | Fair Value, Inputs, Level 1 [Member]
Asset Category
Major categories of assets	28.9	23.2
Fixed Income Securities [Member]
Asset Category
Major categories of assets	9.2
Fixed Income Securities [Member] | Fair Value, Inputs, Level 2 [Member]
Asset Category
Major categories of assets	9.2
US Treasury Securities [Member]
Asset Category
Major categories of assets		11.8
US Treasury Securities [Member] | Fair Value, Inputs, Level 1 [Member]
Asset Category
Major categories of assets	11.8
Mutual Funds Holding Domestic Securities [Member]
Asset Category
Major categories of assets	4.8	4.2
Mutual Funds Holding Domestic Securities [Member] | Fair Value, Inputs, Level 1 [Member]
Asset Category
Major categories of assets	4.8	4.2
Limited Partnership Interests [Member]
Asset Category
Major categories of assets	77.1	82.4
Limited Partnership Interests [Member] | Fair Value, Inputs, Level 1 [Member]
Asset Category
Major categories of assets	0
Limited Partnership Interests [Member] | Fair Value, Inputs, Level 2 [Member]
Asset Category
Major categories of assets	77.1	82.4
Designated Benefit Fund [Member]
Asset Category
Major categories of assets	1.1	1.5
Designated Benefit Fund [Member] | Fair Value, Inputs, Level 2 [Member]
Asset Category
Major categories of assets	1.1	1.5
Insurance Buy In Policy [Member]
Asset Category
Major categories of assets	83.2
Insurance Buy In Policy [Member] | Fair Value, Inputs, Level 3 [Member]
Asset Category
Major categories of assets	83.2
Cash and Cash Equivalents [Member]
Asset Category
Major categories of assets	12.4	8.4
Cash and Cash Equivalents [Member] | Fair Value, Inputs, Level 1 [Member]
Asset Category
Major categories of assets	12.4	8.4
Equity Securities [Member]
Asset Category
Major categories of assets		10.9
Equity Securities [Member] | Fair Value, Inputs, Level 2 [Member]
Asset Category
Major categories of assets		10.9
Real Estate [Member]
Asset Category
Major categories of assets		72.8
Real Estate [Member] | Fair Value, Inputs, Level 2 [Member]
Asset Category
Major categories of assets		$ 72.8